Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax provision (benefit) related to change in fair value of interest rate swap	$ 31,154	$ (8,818)	$ 42,876
Tax provision (benefit) related to amortization and recognition of unrecognized pension cost components	(4,754)	1,142	(3,262)
Accumulated Other Comprehensive Income (Loss)
Tax provision (benefit) related to change in fair value of interest rate swap	31,154	(8,818)	42,876
Tax provision (benefit) related to amortization and recognition of unrecognized pension cost components	$ (4,754)	$ 1,142	$ (3,262)